Derivative Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) on derivative instruments	$ 3,994	$ 3,314	$ 17,458
Cash payment of fair value remeasurement	8,919	10,208	137
Fair value gain (loss) on derivative instruments	$ (4,925)	$ (6,894)	$ 17,321